UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:        December 31, 2005
                                                ----------------------------

Check here if Amendment [ X ]; Amendment Number:   1
                                                  -----
   This Amendment (Check only one.):  [ X ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Endicott Management Company
           --------------------------------------------------
Address:   623 Fifth Avenue
           --------------------------------------------------
           Suite 3104
           --------------------------------------------------
           New York, New York 10022
           --------------------------------------------------

Form 13F File Number:  28-10720
                       --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Wayne K. Goldstein
           --------------------------------------------------
Title:     Managing Member
           --------------------------------------------------
Phone:     (212) 808-3767
           --------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ Wayne K. Goldstein          New York, New York          02/21/2006
       -------------------------    ---------------------------   -----------

Report Type (Check only one.):

[ X ]   13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:
                                                                   0
                                                        ------------
Form 13F Information Table Entry Total:
                                                                  39
                                                        ------------
Form 13F Information Table Value Total:
                                                            $386,291
                                                        ------------
                                                         (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed,
other than the manager filing this report.   NONE


No.             Form 13F File Number               Name


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                                                      Form 13F INFORMATION TABLE

              COLUMN 1                COLUMN 2    COLUMN 3 COLUMN 4      COLUMN 5      COLUMN 6  COLUMN 7          COLUMN 8
--------------------------------- -------------- --------- -------- ----------------- ---------- -------- -------------------------
                                                            VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER        VOTING AUTHORITY
    NAME OF ISSUER                TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED    NONE
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- -------- -------
ALLIED CAP CORP NEW               COM            01903Q108       147       5,000 SH      SOLE                5,000
-----------------------------------------------------------------------------------------------------------------------------------
ANWORTH MORTGAGE ASSET CP         COM            037347101     3,397     465,400 SH      SOLE              465,400
-----------------------------------------------------------------------------------------------------------------------------------
BANCORP INC DEL                   COM            05969A105     4,993     293,700 SH      SOLE              293,700
-----------------------------------------------------------------------------------------------------------------------------------
BANK OF AMERICA                   COM            060505104    23,546     510,200 SH      SOLE              510,200
-----------------------------------------------------------------------------------------------------------------------------------
CAPITAL ONE FINL CORP             COM            14040H105    10,515     121,700 SH      SOLE              121,700
-----------------------------------------------------------------------------------------------------------------------------------
CENTER BANCORP INC                COM            151408101     3,080     280,991 SH      SOLE              280,991
-----------------------------------------------------------------------------------------------------------------------------------
CENTURY BANCORP INC-CL A          CL A NON VTG   156432106    11,395     389,300 SH      SOLE              389,300
-----------------------------------------------------------------------------------------------------------------------------------
CITIGROUP INC                     COM            172967101    24,338     501,500 SH      SOLE              501,500
-----------------------------------------------------------------------------------------------------------------------------------
COMMUNITY BANCHSARES INC DEL      COM            20343H106       828     100,000 SH      SOLE              100,000
-----------------------------------------------------------------------------------------------------------------------------------
COMMUNITY CAPITAL BANCSHARES      COM            203634100     2,334     214,100 SH      SOLE              214,100
-----------------------------------------------------------------------------------------------------------------------------------
CONSECO INC                       COM NEW        208464883    24,535   1,058,900 SH      SOLE            1,058,900
-----------------------------------------------------------------------------------------------------------------------------------
FIRST MUTUAL BANCSHARES INC       COM            32190E102    11,458     441,896 SH      SOLE              441,896
-----------------------------------------------------------------------------------------------------------------------------------
GENWORTH FINL INC                 COM CL A       37247D106       747      21,600 SH      SOLE               21,600
-----------------------------------------------------------------------------------------------------------------------------------
HERITAGE OAKS BANCORP             COM            42724R107     1,953      95,250 SH      SOLE               95,250
-----------------------------------------------------------------------------------------------------------------------------------
HOME FED BANCORP                  COM            436926109     4,785     191,400 SH      SOLE              191,400
-----------------------------------------------------------------------------------------------------------------------------------
HUDSON CITY BANCORP               COM            443683107    10,415     859,300 SH      SOLE              859,300
-----------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL BANCSHARES COR      COM            459044103     3,342     113,825 SH      SOLE              113,825
-----------------------------------------------------------------------------------------------------------------------------------
JP MORGAN & CHASE & CO            COM            46625H100    17,872     450,300 SH      SOLE              450,300
-----------------------------------------------------------------------------------------------------------------------------------
KEYCORP NEW                       COM            493267108    11,667     354,300 SH      SOLE              354,300
-----------------------------------------------------------------------------------------------------------------------------------
MACKINAC FINL CORP                COM            554571109     2,727     299,700 SH      SOLE              299,700
-----------------------------------------------------------------------------------------------------------------------------------
MERRIL LYNCH & CO INC             COM            590188108    11,778     173,900 SH      SOLE              173,900
-----------------------------------------------------------------------------------------------------------------------------------
NATIONAL CITY CORP                COM            635405103    10,215     304,300 SH      SOLE              304,300
-----------------------------------------------------------------------------------------------------------------------------------
PMI GROUP INC                     COM            69344M101    12,732     310,000 SH      SOLE              310,000
-----------------------------------------------------------------------------------------------------------------------------------
PNC FINL SVCS GROUP INC           COM            693475105    16,861     272,700 SH      SOLE              272,700
-----------------------------------------------------------------------------------------------------------------------------------
PROVIDENT FINL HLDGS INC          COM            743868101     5,787     220,025 SH      SOLE              220,025
-----------------------------------------------------------------------------------------------------------------------------------
PXRE GROUP LTD                    COM            G73018106     2,851     219,999 SH      SOLE              219,999
-----------------------------------------------------------------------------------------------------------------------------------
RESOURCE AMERICA INC              CL A           761195205     5,430     318,496 SH      SOLE              318,496
-----------------------------------------------------------------------------------------------------------------------------------
SCOTTISH RE GROUP LTD             ORD            G7885T104    21,528     876,900 SH      SOLE              876,900
-----------------------------------------------------------------------------------------------------------------------------------
SIGNATURE BK NEW YORK NY          COM            82669G104     4,536     161,600 SH      SOLE              161,600
-----------------------------------------------------------------------------------------------------------------------------------
SPECIALTY UNDERWRITERS ALLIA      COM            84751T309     6,807   1,105,000 SH      SOLE            1,105,000
-----------------------------------------------------------------------------------------------------------------------------------
SUSSEX BANCORP                    COM            869245100     1,728     114,560 SH      SOLE              114,560
-----------------------------------------------------------------------------------------------------------------------------------
TIB FINL CORP                     COM            872449103     7,732     241,700 SH      SOLE              241,700
-----------------------------------------------------------------------------------------------------------------------------------
US BANCORP DEL                    COM NEW        902973304    21,392     715,700 SH      SOLE              715,700
-----------------------------------------------------------------------------------------------------------------------------------
UMB FINL CORP                     COM            902788108    10,903     170,600 SH      SOLE              170,600
-----------------------------------------------------------------------------------------------------------------------------------
UNIONBANCAL CORP                  COM            908906100    14,033     204,200 SH      SOLE              204,200
-----------------------------------------------------------------------------------------------------------------------------------
UNITED AMER INDEMNITY LTD         COM            90933T109    13,045     710,500 SH      SOLE              710,500
-----------------------------------------------------------------------------------------------------------------------------------
WACHOVIA CORP 2ND CORP            COM            929903102    20,700     391,600 SH      SOLE              391,600
-----------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO & CO-NEW              COM            949746101    20,464     325,700 SH      SOLE              325,700
-----------------------------------------------------------------------------------------------------------------------------------
WILLIS LEASE FINANCE CORP         COM            970646105     3,696     453,536 SH      SOLE              453,536
-----------------------------------------------------------------------------------------------------------------------------------

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